Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Total revenues	$ 1,063,111	$ 542,367	$ 886,434
Voyage expenses	(495,604)	(315,121)	(297,225)
Vessel operating expenses (notes 14b and 14c)	(150,448)	(165,375)	(184,233)
Time-charter hire expenses (note 10)	(27,374)	(13,799)	(36,341)
Depreciation and amortization	(99,033)	(106,084)	(117,212)
General and administrative expenses (note 14b)	(41,769)	(43,715)	(39,006)
Gain (loss) on sale and (write-down) of assets (note 19)	8,888	(92,368)	(69,446)
Restructuring charges (note 20)	(1,822)	0	(1,398)
Income (loss) from operations	255,949	(194,095)	141,573
Interest expense	(35,740)	(35,031)	(51,525)
Interest income	1,338	122	1,199
Realized and unrealized gain (loss) on derivative instruments (note 11)	5,179	564	(2,220)
Equity income (loss) (note 5)	244	(14,107)	5,100
Other income (expense) (note 15)	2,645	(1,756)	473
Net income (loss) before income taxes	229,615	(244,303)	94,600
Income tax (expense) recovery (note 21)	(529)	1,931	(7,283)
Net income (loss)	$ 229,086	$ (242,372)	$ 87,317
Per common share amounts (note 18)
• Basic earnings (loss) per share	$ 6.74	$ (7.16)	$ 2.59
• Diluted earnings (loss) per share	$ 6.68	$ (7.16)	$ 2.57
Weighted-average number of Class A and Class B common stock outstanding (note 18)
• Basic (in shares)	33,997,579	33,859,306	33,718,665
• Diluted (in shares)	34,287,075	33,859,306	33,921,621
Voyage charter
REVENUES
Total revenues	$ 1,039,262	$ 485,896	$ 741,804
Time-charter revenues
REVENUES
Total revenues	14,738	46,159	127,598
Other
REVENUES
Total revenues	$ 9,111	$ 10,312	$ 17,032